DEBT - Bank borrowings (Details) € in Millions, ¥ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Apr. 17, 2020 USD ($)	Apr. 17, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Debt
Repayment of line of credit facility							$ 0
Long-term debt | ¥			¥ 10,856			¥ 8,084
Term facility and revolving credit facility
Debt
Percentage points added to the reference rate						2.00%	2.00%
Weighted average interest rate (as a percent)			2.89%	2.89%	2.89%	2.86%	2.86%
One Year Term Facility
Debt
Term of debt instrument	1 year
Maximum borrowing amount	$ 180,000,000
Fixed interest rate (as a percent)	2.52%
Deposit paid							$ 185,000,000
Credit facility drawn down amount	$ 180,000,000
Repayment of line of credit facility							$ 0
Term Facility Expiring December 2022
Debt
Maximum borrowing amount | €										€ 440		€ 440
Credit facility drawn down amount					€ 1	¥ 440
Revolving Credit Facility Expiring December 2022
Debt
Term of debt instrument						35 months	35 months
Maximum borrowing amount									$ 500,000,000		$ 500,000,000
Credit facility drawn down amount			¥ 200	$ 700,000,000			$ 500,000,000
Repayment of line of credit facility				$ 500,000,000
Available credit facility								$ 500,000,000
Five Year Term Facility
Debt
Term of debt instrument		5 years
Maximum borrowing amount | ¥		¥ 1,190	1,190
Repayment of line of credit facility | ¥			179			¥ 89
Long-term debt | ¥			¥ 922
Weighted average interest rate (as a percent)			4.75%	4.75%	4.75%	4.75%	4.75%